Trade, Other Receivables and Other current assets - Summary of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [abstract]
Trade receivable	€ 64	€ 54
Advance deposits	152	663
Other receivables	17	643
Total Trade and Other receivables	233	1,359
Prepaid expenses	744	615
VAT receivable	391	393
Other receivables	1,120	413
Total Other current assets	€ 2,255	€ 1,420